Summary of Allowance for Doubtful Accounts (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at Jan 1, 2014	BRL (513,787)	BRL (654,042)
Acquisition of investments-PT Portugal		(652,964)
Allowance for doubtful accounts	(692,935)	(684,017)
Trade receivables written off as uncollectible	645,583	712,128
Foreign exchange differences		6,841
Transfer to assets held for sale		758,267
Balance in 2014	BRL (561,139)	BRL (513,787)